Trade and Notes Receivables - Summary of Ageing Analysis of Trade and Notes Receivables Past Due But Not Impaired (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade and notes receivables	¥ 2,124	¥ 2,660
Past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade and notes receivables	131	267
Past due but not impaired [member] | Within 90 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade and notes receivables	38	167
Past due but not impaired [member] | 91 to 180 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade and notes receivables	¥ 93	30
Past due but not impaired [member] | 181 to 365 days [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade and notes receivables		¥ 70